Goodwill and Intangible Assets (Tables) - TOI Parent Inc.	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure
Summary of intangible assets, net

As of September 30, 2021, the Company’s intangible assets, net consist of the following:

	Weighted average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400,000	$(5,680,572)	$13,719,428
Trade names	10 years	4,170,000	(1,248,736)	2,921,264
Clinical contracts	10 years	2,164,000	(648,025)	1,515,975
Total intangible assets		$25,734,000	$(7,577,333)	$18,156,667

As of December 31, 2020, the Company’s intangible assets, net consist of the following:

	Weighted average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900,000	$(4,283,045)	$14,616,955
Trade names	10 years	4,170,000	(944,989)	3,225,011
Clinical contracts	10 years	2,164,000	(490,397)	1,673,603
Total intangible assets		$25,234,000	$(5,718,431)	$19,515,569

As of December 31, 2020, the Company’s intangible assets, net consists of the following:

	Weighted
	average	Gross
	amortization	carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900,000	$(4,283,045)	$14,616,955
Trade names	10 years	4,170,000	(944,989)	3,225,011
Clinical contracts	10 years	2,164,000	(490,397)	1,673,603
Total intangible assets		$25,234,000	$(5,718,431)	$19,515,569

As of December 31, 2019, the Company’s intangible assets, net consists of the following:

	Weighted
	average	Gross
	amortization	carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900,000	$(2,420,250)	$16,479,750
Trade names	10 years	4,170,000	(533,992)	3,636,008
Clinical contracts	10 years	2,164,000	(277,112)	1,886,888
Total intangible assets		$25,234,000	$(3,231,354)	$22,002,646

Summary of estimated aggregate amortization expense

Amount
Year ending December 31:
Remainder of 2021	$625,189
2022	2,500,757
2023	2,500,757
2024	2,500,757
2025	2,500,757
Thereafter	7,528,450
Total	$18,156,667

Amount
Year ending December 31:
2021	$2,450,757
2022	2,450,757
2023	2,450,757
2024	2,450,757
2025	2,450,757
Thereafter.	7,261,784
Total	$19,515,569

Summary of goodwill and changes in the carrying amount of goodwill

	September 30, 2021	December 31, 2020
Patient services	$10,497,489	$9,044,003
Dispensary	4,551,002	4,551,002
Clinical trials & other	631,669	631,669
Total goodwill	$15,680,160	$14,226,674

The changes in the carrying amount of goodwill for the nine months ended September 30, 2021 and the year ended December 31, 2020 are as follows:

	2021	2020
Balance as of January 1:
Gross goodwill	$14,226,674	$14,076,674
Goodwill acquired during the period	1,453,486	150,000
Goodwill, net as of September 30 and December 31	$15,680,160	$14,226,674

	December 31,	December 31,
	2020	2019
Patient services	$9,044,003	$8,894,003
Dispensary	4,551,002	4,551,002
Clinical trials & other	631,669	631,669
Total goodwill	$14,226,674	$14,076,674

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Balance as of January 1:
Gross goodwill	$14,076,674	$14,076,674
Goodwill acquired during the period	150,000	—
Goodwill, net as of December 31	$14,226,674	$14,076,674